SHAREHOLDERS EQUITY - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Aug. 14, 2023	Apr. 27, 2023	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Fully paid in issued capital			R$ 8,682,544		R$ 8,402,544
Amount of shares authorized			R$ 9,000,000
Approval amount of increase in share capital		R$ 280,000
Dividends paid		628,979
Dividend as a percetage of net income			25.00%
Cancellation of treasury shares				R$ 3,650
Common shares [member]
Disclosure of classes of share capital [line items]
Number of nominative common shares			1,874,070,932
Number of shares buyback authorised	116,000,000
Percentage of buyback shares represent total shares	9.93%
Treasury shares			6,514,511		7,432,832
Market value per share			R$ 19.36
Treasury shares [member]
Disclosure of classes of share capital [line items]
Cancellation of treasury shares				R$ 496,741
Legal reserve
Disclosure of classes of share capital [line items]
Increase (decrease) through transfer to statutory reserve, equity		58,802
Percentage of reserve allocation from net income			5.00%
Threshold percentage limit of capital for legal reserve to be maintained			20.00%
Statutory reserve [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through transfer to statutory reserve, equity		R$ 488,252